FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 9.1%
Deutsche Telekom AG, Registered Shares	150,900	$2,988,892
HKT Trust & HKT Ltd.	254,350	341,642
Koninklijke KPN NV	396,687	1,410,451
Nippon Telegraph & Telephone Corp.	103,400	2,965,267
Proximus SADP	39,106	575,025
Swisscom AG, Registered Shares	2,953	1,626,795

Total Diversified Telecommunication Services		9,908,072

Media - 0.3%
Eutelsat Communications SA	15,307	171,869
Telenet Group Holding NV	5,188	107,446

Total Media		279,315

Wireless Telecommunication Services - 3.8%
Freenet AG	58,554	1,448,966
SoftBank Corp.	242,900	2,693,525

Total Wireless Telecommunication Services		4,142,491

TOTAL COMMUNICATION SERVICES		14,329,878

CONSUMER DISCRETIONARY - 2.6%
Household Durables - 1.8%
Barratt Developments PLC	47,317	262,841
Persimmon PLC	74,905	1,694,742

Total Household Durables		1,957,583

Multiline Retail - 0.7%
Harvey Norman Holdings Ltd.	326,687	833,438

Specialty Retail - 0.1%
T-Gaia Corp.	6,400	76,223

TOTAL CONSUMER DISCRETIONARY		2,867,244

CONSUMER STAPLES - 16.5%
Food & Staples Retailing - 4.3%
Koninklijke Ahold Delhaize NV	90,499	2,352,060
Tesco PLC	743,052	2,305,632

Total Food & Staples Retailing		4,657,692

Food Products - 2.6%
Danone SA	44,067	2,453,681
Orkla ASA	37,330	297,438
Rogers Sugar Inc.	17,929	84,089

Total Food Products		2,835,208

Personal Products - 2.1%
Unilever PLC	50,907	2,305,523

See Notes to Schedule of Investments.

Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report	1

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Tobacco - 7.5%
British American Tobacco PLC	64,894	$2,773,738
Imperial Brands PLC	119,919	2,673,872
Japan Tobacco Inc.	150,700	2,602,349
Scandinavian Tobacco Group A/S	3,203	62,499

Total Tobacco		8,112,458

TOTAL CONSUMER STAPLES		17,910,881

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Itochu Enex Co. Ltd.	9,000	69,824
Woodside Energy Group Ltd.	15,799	345,916

TOTAL ENERGY		415,740

FINANCIALS - 21.6%
Banks - 11.6%
Bank of Nova Scotia	41,232	2,435,020
Banque Cantonale Vaudoise, Registered Shares	2,454	191,993
BOC Hong Kong Holdings Ltd.	385,112	1,521,416
Canadian Imperial Bank of Commerce	47,089	2,281,897
DBS Group Holdings Ltd.	110,900	2,365,102
Oversea-Chinese Banking Corp. Ltd.	173,900	1,423,239
Seven Bank Ltd.	378,700	721,970
United Overseas Bank Ltd.	88,400	1,667,385

Total Banks		12,608,022

Capital Markets - 0.3%
IGM Financial Inc.	9,236	247,019
Jupiter Fund Management PLC	42,031	75,597

Total Capital Markets		322,616

Insurance - 9.7%
Assicurazioni Generali SpA	73,115	1,163,770
Direct Line Insurance Group PLC	222,234	679,319
Gjensidige Forsikring ASA	9,247	186,723
Great-West Lifeco Inc.	77,986	1,900,151
Japan Post Holdings Co. Ltd.	354,900	2,531,623
Legal & General Group PLC	120,263	349,798
Poste Italiane SpA	109,443	1,019,686
Zurich Insurance Group AG	6,255	2,712,776

Total Insurance		10,543,846

TOTAL FINANCIALS		23,474,484

See Notes to Schedule of Investments.

2	Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
HEALTH CARE - 5.6%
Pharmaceuticals - 5.6%
Novartis AG, Registered Shares	31,520	$2,661,923
Sanofi	28,210	2,841,274
Takeda Pharmaceutical Co. Ltd.	20,300	570,501

Total Health Care		6,073,698

INDUSTRIALS - 9.0%
Air Freight & Logistics - 0.3%
Cia de Distribucion Integral Logista Holdings SA	10,211	199,197
Oesterreichische Post AG	2,301	65,432
PostNL NV	18,018	54,533

Total Air Freight & Logistics		319,162

Commercial Services & Supplies - 0.4%
Securitas AB	45,229	388,936

Construction & Engineering - 2.3%
ACS Actividades de Construccion y Servicios SA	26,100	631,131
Bouygues SA	37,174	1,141,034
Chudenko Corp.	5,400	84,982
Nishimatsu Construction Co. Ltd.	16,200	484,730
Peab AB, Class B Shares	8,474	49,451
Sanki Engineering Co. Ltd.	6,800	76,882

Total Construction & Engineering		2,468,210

Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd.	184,272	1,245,787

Machinery - 1.1%
Kone oyj, Class B Shares	25,327	1,201,048

Road & Rail - 1.3%
Aurizon Holdings Ltd.	563,367	1,472,117

Trading Companies & Distributors - 2.5%
Mitsubishi Corp.	88,300	2,623,879
Nippon Steel Trading Corp.	1,800	67,440

Total Trading Companies & Distributors		2,691,319

TOTAL INDUSTRIALS		9,786,579

MATERIALS - 9.1%
Chemicals - 0.1%
Kemira oyj	5,892	71,823

Construction Materials - 2.2%
Holcim Ltd.	57,351	2,447,160

Metals & Mining - 6.8%
BHP Group Ltd.	87,393	2,478,952

See Notes to Schedule of Investments.

Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report	3

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Rio Tinto Ltd.	35,456	$2,503,962
Rio Tinto PLC	40,685	2,429,239

Total Metals & Mining		7,412,153

TOTAL MATERIALS		9,931,136

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
AEON REIT Investment Corp.	327	368,508
Ascendas Real Estate Investment Trust	405,900	831,225
Charter Hall Long Wale REIT	56,562	166,081
Cofinimmo SA	1,326	143,617
Cromwell Property Group	239,938	124,570
CT Real Estate Investment Trust	16,305	209,445
Frontier Real Estate Investment Corp.	67	257,930
Mapletree Industrial Trust	229,700	429,130
Sasseur Real Estate Investment Trust	114,200	64,005
SmartCentres Real Estate Investment Trust	34,911	743,985
Waypoint REIT Ltd.	200,276	319,510

Total Equity Real Estate Investment Trusts (REITs)		3,658,006

Real Estate Management & Development - 2.2%
Allreal Holding AG, Registered Shares	741	122,139
Cibus Nordic Real Estate AB	4,890	75,349
Henderson Land Development Co. Ltd.	74,357	278,592
Kerry Properties Ltd.	30,286	84,139
LEG Immobilien SE	5,430	449,148
Samhallsbyggnadsbolaget i Norden AB, Class D Shares	27,058	41,165
Sun Hung Kai Properties Ltd.	114,934	1,357,773

Total Real Estate Management & Development		2,408,305

TOTAL REAL ESTATE		6,066,311

UTILITIES - 12.1%
Electric Utilities - 5.7%
CK Infrastructure Holdings Ltd.	41,285	253,068
CLP Holdings Ltd.	111,266	923,087
Iberdrola SA	244,117	2,525,580
Power Assets Holdings Ltd.	94,440	593,940
Red Electrica Corp. SA	47,379	892,821
Terna Rete Elettrica Nazionale SpA	126,448	989,877

Total Electric Utilities		6,178,373

Gas Utilities - 2.4%
Italgas SpA	44,980	261,220
Naturgy Energy Group SA	23,778	682,869

See Notes to Schedule of Investments.

4	Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY		SHARES	VALUE
Gas Utilities - (continued)
Rubis SCA		10,390	$242,010
Snam SpA		263,806	1,378,705

Total Gas Utilities			2,564,804

Multi-Utilities - 4.0%
A2A SpA		374,404	474,402
ACEA SpA		4,555	67,192
E.ON SE		219,707	1,839,380
Engie SA		175,851	2,016,028

Total Multi-Utilities			4,397,002

TOTAL UTILITIES			13,140,179

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $113,538,473)			103,996,130

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $694,592)	1.322%	694,592	694,592

TOTAL INVESTMENTS - 96.3% (Cost - $114,233,065)			104,690,722
Other Assets in Excess of Liabilities - 3.7%			4,016,948

TOTAL NET ASSETS - 100.0%			$108,707,670

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
MSCI EAFE Index Futures	12	9/22	$1,116,400	$1,113,960	$(2,440)
Contracts to Sell:
British Pound	66	9/22	5,100,481	5,032,087	68,394

Net unrealized appreciation on open futures contracts					$65,954

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	145,828	CHF	145,636	Bank of New York Mellon	7/12/22	$(6,413)
USD	148,043	CHF	141,710	Bank of New York Mellon	7/12/22	(93)
USD	150,107	CHF	145,969	Bank of New York Mellon	7/12/22	(2,482)
USD	150,412	CHF	146,013	Bank of New York Mellon	7/12/22	(2,223)
USD	297,468	CHF	290,816	Bank of New York Mellon	7/12/22	(6,537)

See Notes to Schedule of Investments.

Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report	5

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	455,325	CHF	439,080	Bank of New York Mellon	7/12/22	$(3,668)
USD	597,889	CHF	569,345	Bank of New York Mellon	7/12/22	2,724
USD	8,872,758	CHF	8,503,616	Bank of New York Mellon	7/12/22	(16,501)
USD	478,564	EUR	454,805	Bank of New York Mellon	7/12/22	2,698
USD	488,076	EUR	468,078	Bank of New York Mellon	7/12/22	(1,677)
USD	503,398	EUR	469,467	Bank of New York Mellon	7/12/22	12,191
USD	503,897	EUR	468,763	Bank of New York Mellon	7/12/22	13,427
USD	991,420	EUR	929,417	Bank of New York Mellon	7/12/22	18,965
USD	1,516,116	EUR	1,411,735	Bank of New York Mellon	7/12/22	39,007
USD	1,919,475	EUR	1,830,619	Bank of New York Mellon	7/12/22	4,085
USD	29,378,779	EUR	27,364,658	Bank of New York Mellon	7/12/22	746,937
USD	229,138	JPY	31,203,005	Bank of New York Mellon	7/12/22	(711)
USD	238,677	JPY	32,089,799	Bank of New York Mellon	7/12/22	2,296
USD	240,172	JPY	32,100,889	Bank of New York Mellon	7/12/22	3,709
USD	242,572	JPY	32,071,790	Bank of New York Mellon	7/12/22	6,323
USD	476,264	JPY	63,876,864	Bank of New York Mellon	7/12/22	5,732
USD	736,959	JPY	96,654,067	Bank of New York Mellon	7/12/22	24,982
USD	916,648	JPY	125,358,437	Bank of New York Mellon	7/12/22	(6,772)
USD	14,475,351	JPY	1,876,804,483	Bank of New York Mellon	7/12/22	650,360
USD	6,491	NOK	63,751	Bank of New York Mellon	7/12/22	37
USD	6,533	NOK	65,265	Bank of New York Mellon	7/12/22	(74)
USD	6,930	NOK	65,475	Bank of New York Mellon	7/12/22	302
USD	6,948	NOK	65,824	Bank of New York Mellon	7/12/22	284
USD	13,621	NOK	130,105	Bank of New York Mellon	7/12/22	449
USD	21,006	NOK	197,051	Bank of New York Mellon	7/12/22	1,056
USD	25,927	NOK	255,703	Bank of New York Mellon	7/12/22	40
USD	407,333	NOK	3,837,300	Bank of New York Mellon	7/12/22	18,842
USD	9,527	SEK	96,488	Bank of New York Mellon	7/12/22	107
USD	9,716	SEK	99,070	Bank of New York Mellon	7/12/22	44
USD	10,165	SEK	99,374	Bank of New York Mellon	7/12/22	463
USD	10,190	SEK	99,690	Bank of New York Mellon	7/12/22	458
USD	19,951	SEK	197,008	Bank of New York Mellon	7/12/22	718
USD	30,659	SEK	298,784	Bank of New York Mellon	7/12/22	1,490
USD	38,031	SEK	387,817	Bank of New York Mellon	7/12/22	170
USD	593,927	SEK	5,792,043	Bank of New York Mellon	7/12/22	28,464
GBP	4,100,000	USD	5,065,714	UBS Securities LLC	7/12/22	(85,393)
USD	127,803	AUD	184,625	UBS Securities LLC	7/12/22	833
USD	130,541	AUD	189,536	UBS Securities LLC	7/12/22	194
USD	136,942	AUD	189,892	UBS Securities LLC	7/12/22	6,351

See Notes to Schedule of Investments.

6	Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	137,767	AUD	190,736	UBS Securities LLC	7/12/22	$6,595
USD	269,175	AUD	377,818	UBS Securities LLC	7/12/22	9,344
USD	412,967	AUD	571,668	UBS Securities LLC	7/12/22	19,823
USD	509,752	AUD	741,191	UBS Securities LLC	7/12/22	24
USD	8,007,536	AUD	11,064,855	UBS Securities LLC	7/12/22	398,072
USD	121,607	CAD	156,617	UBS Securities LLC	7/12/22	196
USD	124,464	CAD	160,693	UBS Securities LLC	7/12/22	(107)
USD	128,421	CAD	161,017	UBS Securities LLC	7/12/22	3,599
USD	128,640	CAD	161,341	UBS Securities LLC	7/12/22	3,567
USD	253,596	CAD	320,423	UBS Securities LLC	7/12/22	5,201
USD	386,130	CAD	484,547	UBS Securities LLC	7/12/22	10,505
USD	488,164	CAD	628,546	UBS Securities LLC	7/12/22	909
USD	7,477,273	CAD	9,423,981	UBS Securities LLC	7/12/22	171,716
USD	228,288	GBP	187,112	UBS Securities LLC	7/12/22	1,000
USD	231,126	GBP	192,479	UBS Securities LLC	7/12/22	(2,681)
USD	241,859	GBP	192,665	UBS Securities LLC	7/12/22	7,826
USD	243,334	GBP	193,348	UBS Securities LLC	7/12/22	8,472
USD	481,650	GBP	384,016	UBS Securities LLC	7/12/22	15,181
USD	728,612	GBP	580,156	UBS Securities LLC	7/12/22	23,889
USD	912,134	GBP	752,389	UBS Securities LLC	7/12/22	(1,802)
USD	14,102,341	GBP	11,240,741	UBS Securities LLC	7/12/22	448,072
USD	99,290	SGD	137,743	UBS Securities LLC	7/12/22	314
USD	101,544	SGD	141,448	UBS Securities LLC	7/12/22	(94)
USD	103,020	SGD	141,654	UBS Securities LLC	7/12/22	1,235
USD	103,067	SGD	141,654	UBS Securities LLC	7/12/22	1,281
USD	204,243	SGD	281,836	UBS Securities LLC	7/12/22	1,729
USD	310,192	SGD	426,480	UBS Securities LLC	7/12/22	3,743
USD	397,427	SGD	553,179	UBS Securities LLC	7/12/22	(61)
USD	6,047,522	SGD	8,301,736	UBS Securities LLC	7/12/22	82,286

Total						$2,681,028

See Notes to Schedule of Investments.

Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report	7

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Franklin International Low Volatility High Dividend Index ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Low Volatility High Dividend Index ETF (prior to June 21, 2022, known as Legg Mason International Low Volatility High Dividend ETF) (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment

9

Notes to Schedule of Investments (unaudited) (continued)

speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

10

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$103,996,130	—	—	$103,996,130
Short-Term Investments†	694,592	—	—	694,592

Total Investments	$104,690,722	—	—	$104,690,722

Other Financial Instruments:
Futures Contracts††	$68,394	—	—	$68,394
Forward Foreign Currency Contracts††	—	$2,818,317	—	2,818,317

Total Other Financial Instruments	$68,394	$2,818,317	—	$2,886,711

Total	$59,470,145	$48,107,288	—	$107,577,433

11

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,440	—	—	$2,440
Forward Foreign Currency Contracts††	—	$137,289	—	137,289

Total	$2,440	$137,289	—	$139,729

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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